Noncontrolling Interests (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Noncontrolling Interests in Partnerships (Textual) [Abstract]
Fair value adjustment, cost basis	$ 1,500,000
Cost to acquire all of the outstanding operating partnership units not owned by the company	38,100,000
Noncontrolling interests value exceeded their cost basis		3,600,000
Percentage of outstanding operating partnership units	94.50%	98.10%	97.70%
Operating partnership units redeemed	1,300
Operating partnership units converted to common shares	1,300
Operating partnership units acquired	19,000	55,000	483,000
Outstanding operating units not owned by the company	2,920,561
Percentage of operating partnership units not owned	5.50%
Battlefield Corporate Center [Member]
Non Controlling Interests in Partnerships (Additional Textual) [Abstract]
Operating partnership units issued for acquisition		230,876
Operating partnership units fair valued	3,500,000
Operating partnership units, Ending balance		958,473	732,445
840 First Street, NE [Member]
Non Controlling Interests in Partnerships (Additional Textual) [Abstract]
Operating partnership units issued for acquisition	1,963,388
Operating partnership units fair valued	$ 28,800,000
Greyhound Property [Member]
Non Controlling Interests in Partnerships (Additional Textual) [Abstract]
Accommodate office space Intends on re-developing the site	712,000